Taxes (Details 1)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate reduction		(2.32%)	(22.08%)	(37.28%)
Change in valuation allowance		(12.37%)	3.90%	(15.37%)
Additional R&D deduction in China		8.55%	8.66%	1.38%
Permanent difference		0.20%	0.52%	(0.20%)
Tax rate difference outside China	[1]	(19.06%)	0.38%	(0.05%)
Effective tax rate			16.38%	(26.52%)

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, and tax exempt in Cayman Islands.